Inventories, Net (Table)	12 Months Ended
Mar. 31, 2026
Inventory, Net [Abstract]
Schedule of Movement of Inventories	The movement of inventories is as follows:

	March 31, 2026	March 31, 2025
Finished goods	$1,143,075	$130,809
Less: allowance for impairment inventories	(321,949)	(130,809)
Ending balance	$821,126	$—

Schedule of Allowance for Impaired Inventories

Allowance for impaired inventories was as follows:

	March 31, 2026	March 31, 2025
Balance at beginning of the year	$130,809	$131,468
Provision	209,277	—
Written off	(30,232)
Exchange adjustment	12,095	(659)
Ending balance	$321,949	$130,809